CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION AND STOCKHOLDERS' DEFICIT - USD ($)	Class A Common Stock Common Stock	Class A common stock subject to possible redemption Common Stock	Class A common stock subject to possible redemption	Class B common stock Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Increase (Decrease) in Temporary Equity
Accretion to redemption value of Class A Common stock subject to possible redemption due to dividend and interest income earned			$ 848,637
Balance at the end (in shares) at Dec. 31, 2022		9,200,000	9,200,000
Balance at the end at Dec. 31, 2022		$ 93,768,637	$ 93,768,637
Balance at the beginning (in shares) at Dec. 31, 2021				2,300,000
Balance at the beginning at Dec. 31, 2021				$ 230	$ 24,770	$ (19,889)	$ 5,111
Increase (Decrease) in Stockholders' Equity
Net loss						(3,763,638)	(3,763,638)
Balance at the end (in shares) at Dec. 31, 2022	138,000			2,300,000
Balance at the end at Dec. 31, 2022	$ 14			$ 230		(8,054,804)	(8,054,560)
Increase (Decrease) in Temporary Equity
Accretion to redemption value of Class A Common stock subject to possible redemption due to dividend and interest income earned		$ 731,188
Balance at the end (in shares) at Mar. 31, 2023		9,200,000
Balance at the end at Mar. 31, 2023		$ 94,499,825
Increase (Decrease) in Stockholders' Equity
Accretion to redemption value of Class A Common stock subject to possible redemption due to dividend and interest income earned						(731,188)	(731,188)
Net loss						(585,537)	(585,537)
Balance at the end (in shares) at Mar. 31, 2023	138,000			2,300,000
Balance at the end at Mar. 31, 2023	$ 14			$ 230		(9,371,528)	(9,371,284)
Balance at the beginning (in shares) at Dec. 31, 2022		9,200,000	9,200,000
Balance at the beginning at Dec. 31, 2022		$ 93,768,637	$ 93,768,637
Increase (Decrease) in Temporary Equity
Accretion to redemption value of Class A Common stock subject to possible redemption due to dividend and interest income earned			3,434,458
Accretion to redemption value of Class A Common stock subject to possible redemption due to extension payments		$ 2,491,431	$ 2,491,431			(2,491,431)	(2,491,431)
Balance at the end (in shares) at Dec. 31, 2023		7,238,125	7,238,125
Balance at the end at Dec. 31, 2023		$ 78,733,357	$ 78,733,357
Balance at the beginning (in shares) at Dec. 31, 2022	138,000			2,300,000
Balance at the beginning at Dec. 31, 2022	$ 14			$ 230		(8,054,804)	(8,054,560)
Increase (Decrease) in Stockholders' Equity
Net loss						(14,943,203)	(14,943,203)
Balance at the end (in shares) at Dec. 31, 2023	138,000			2,300,000
Balance at the end at Dec. 31, 2023	$ 14			$ 230		(28,923,896)	(28,923,652)
Increase (Decrease) in Temporary Equity
Accretion to redemption value of Class A Common stock subject to possible redemption due to dividend and interest income earned		759,488	759,488
Accretion to redemption value of Class A Common stock subject to possible redemption due to extension payments		$ 977,147	$ 977,147
Balance at the end (in shares) at Mar. 31, 2024		7,238,125	7,238,125
Balance at the end at Mar. 31, 2024		$ 80,469,992	$ 80,469,992
Increase (Decrease) in Stockholders' Equity
Accretion to redemption value of Class A Common stock subject to possible redemption due to dividend and interest income earned						(759,488)	(759,488)
Accretion to redemption value of Class A Common stock subject to possible redemption due to extension payments						(977,147)	(977,147)
Net loss						(9,631,284)	(9,631,284)
Balance at the end (in shares) at Mar. 31, 2024	138,000			2,300,000
Balance at the end at Mar. 31, 2024	$ 14			$ 230		$ (40,291,815)	$ (40,291,571)